SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended						6 Months Ended			6 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended							12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Jun. 30, 2013 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Jun. 30, 2013 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2013 Parent	Jun. 30, 2012 Parent	Mar. 31, 2012 Parent	Jun. 30, 2013 Parent	Jun. 30, 2012 Parent	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent	Dec. 31, 2010 Parent	Dec. 31, 2012 Parent Common Stock	Dec. 31, 2011 Parent Common Stock	Dec. 31, 2010 Parent Common Stock	Dec. 31, 2009 Parent Common Stock	Dec. 31, 2012 Parent Additional Paid-In Capital	Dec. 31, 2011 Parent Additional Paid-In Capital	Dec. 31, 2010 Parent Additional Paid-In Capital	Dec. 31, 2012 Parent Accumulated Deficit	Dec. 31, 2011 Parent Accumulated Deficit	Dec. 31, 2010 Parent Accumulated Deficit	Dec. 31, 2012 Parent Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Parent Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Parent Accumulated Other Comprehensive Income (Loss)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests, Tax Effect												$ 0	$ 9,798	$ 0
Increase (Decrease) in Stockholders' Equity
Beginning Balance (Shares)					100					100	100	100			100	100	100												100	100	100	100	100					100
Beginning Balance					2,628,854				2,502,429	2,917,528	2,628,854	2,628,854	2,502,429	2,461,948	0	0	0	3,509,998	3,473,625	3,452,019	(565,597)	(816,376)	(1,003,915)	(26,892)	(28,414)	37,823			2,628,835	2,917,509	2,628,835	2,628,835	2,485,927	2,444,655	0	0	0	0	3,473,625	3,452,019	3,410,518	(816,376)	(1,003,915)	(962,532)	(28,414)	37,823	(3,331)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900	(28,300)	251,300	101,000	(48,200)	58,800	212,600	62,100	(123,000)	156,400	52,700	275,779	210,489	(18,383)							156,400						129,900	100,900		156,400	52,700	275,779	210,489	(18,383)								275,779	210,489	(18,383)
Dividends paid to Hertz Global Holdings, Inc.										479,700		(25,000)	(22,950)	(23,000)							479,700											(25,000)	(22,950)	(23,000)								(25,000)	(22,950)	(23,000)
Other comprehensive income	(22,200)			(42,000)	(9,600)					(46,400)	(9,600)	1,522	(66,237)	41,154										(46,400)			(22,200)	(42,000)	(9,600)	(46,500)		1,522	(66,237)	41,154											1,522	(66,237)	41,154
Stock-based employee compensation charges, net of tax of $0										19,700		29,855	31,093	36,560				19,700														29,855	31,093	36,560					29,855	31,093	36,560
Excess tax benefits from exercise of stock options														(258)																				(258)							(258)
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798													(28,230)																				(15,287)							(15,287)
Proceeds from employee stock purchase plan										2,800		5,030	4,208	3,774				2,800														5,030	4,208	3,774					5,030	4,208	3,774
Hertz Holdings common and phantom shares issued to Directors												1,488	1,592	1,425																		1,488	1,592	1,425					1,488	1,592	1,425
Ending Balance (Shares)	100	100				100				100		100	100		100	100	100															100	100	100				100
Ending Balance	2,572,000	2,917,528				2,628,854				2,572,000		2,917,528	2,628,854	2,502,429	0	0	0		3,473,625	3,452,019		(816,376)	(1,003,915)		(28,414)	37,823	2,572,000			2,572,000		2,917,509	2,628,835	2,485,927	0	0	0	0	3,509,998	3,473,625	3,452,019	(565,597)	(816,376)	(1,003,915)	(26,892)	(28,414)	37,823
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net												399	0	0
Income Tax Effects Allocated Directly to Equity, Employee Stock Options												0	474	(258)
Proceeds from disgorgement of stockholder short-swing profits, tax												$ 6	$ 29	$ 3